DISPOSAL OF BUSINESSES	12 Months Ended
Dec. 31, 2019
DISPOSAL OF BUSINESSES
DISPOSAL OF BUSINESSES

39.    DISPOSAL OF BUSINESSES

(a)	Disposal of Shandong Engineering

On October 31, 2017, the Company and CHALIECO entered into an equity transfer agreement, pursuant to which the Company agreed to sell and CHALIECO agreed to acquire  60% equity interest in Shandong Engineering at a consideration of RMB360 million. The consideration was determined based on the appraised value of the 60% equity interest in Shandong Engineering. Full consideration has been received by the Group in November 2017.

The directors of the Company are of the opinion that the Group lost control over Shandong Engineering and accounted for it as an associate accordingly. As of the date of disposal, the carrying amount of Shandong Engineering was RMB350 million, and the Group recognized gain of disposal of subsidiary of RMB153 million for 60% equity interests disposed of. The Group re-measured the remaining 40% equity interest of Shandong Engineering to a fair value of RMB240 million and recognized the fair value gain of RMB102 million accordingly. In addition, unrealized profit arisen from construction services provided by Shandong Engineering previously eliminated upon consolidation amounting to RMB59 million was reversed and recognized in other gains.

The details of the net assets disposed of are as follows:

Date of disposal
Net assets disposed of:
Property, plant and equipment	109,103
Intangible assets	428
Deferred tax assets	3,106
Inventories	167,499
Trade receivables and notes receivable	1,067,636
Other current assets	23,136
Cash and cash equivalents	123,530
Other non-current liabilities	(4,637)
Other payables and accrued liabilities	(282,232)
Trade and notes payables	(727,622)
Interest-bearing loans and borrowings	(130,000)
Net assets	349,947

Non-controlling interests	3,961
Total net assets	345,986

Gain on disposal of Shandong Engineering	254,659
The fair value of the remaining equity interest in Shandong Engineering	240,258

Consideration	360,387

Satisfied by:
Cash	387
Notes receivable	360,000

An analysis of the cash flow of cash and cash equivalents in respect of the Disposal of Shandong Engineering is as follows:

Date of disposal
Cash consideration received	387
Cash and bank balances disposed of	(123,530)

Net outflows of cash and cash equivalents in respect of disposal of Shandong Engineering	(123,143)

(b)	Deemed disposal of Shanxi Zhongrun

The Company previously had a 50% equity interest in Shanxi China Huarun Co., Ltd.* (“Shanxi Zhongrun”) (山西中鋁華潤有限公司). According to the then acting-in-concert agreement entered into by the Company and the other shareholders of Shanxi Zhongrun, Huarun (Coal) Group Co., Ltd. * (“Huarun (Coal) Group”) (華潤(煤業)集團有限公司), Huarun (Coal) Group agreed to confer its voting rights in the shareholders’ meeting of Shanxi Zhongrun to the Company. Accordingly, the directors of the Company considered that the Company had control over Shanxi Zhongrun and included Shanxi Zhongrun in the consolidation scope.

On February 15, 2017, the Company entered into a capital injection and enlargement agreement on Shanxi Zhongrun with Huarun (Coal) Group, Shanxi Xishan Coal and Electricity Power Co., Ltd.* (“Xishan Coal Electricity”) (西山煤電), and Jin Energy Power Group Co., Ltd.* (“Jin Energy Power”) (晉能電力). Pursuant to the agreement, the Company, Xishan Coal Electricity and Jin Energy Power had each subscribed RMB100 million, respectively.  After the capital contribution, the Company’s equity interest in Shanxi Zhongrun decreased to 40% while each of the other three shareholders hold a 20% equity interest, respectively, and the acting-in-concert agreement between the Company and Huarun (Coal) Group also ceased to be effective since then. The directors of the Company are of the opinion that the Group lost control over Shanxi Zhongrun and accounted for it as an associate accordingly. As of the date of deemed disposal, the Company re-measured the 40% equity of Shanxi Zhongrun to a fair value of RMB100 million and recognized the fair value gain of RMB4 million accordingly.

(c)	Disposal of Zibo Trading

In November 2017, Chalco Trading, a subsidiary of the Company, agreed to transfer 50% equity interest in Zibo International Trading Co. Ltd. * (”Zibo Trading”) (“淄博國貿”) to a third party. The directors of the Company are of the opinion that the Group lost control over Zibo Trading and accounted for it as a joint venture accordingly. As of the date of disposal, the Group recognized loss of disposal of subsidiary of RMB2 million for 50% equity interest disposed of. The Group re-measured the 50% equity of Zibo Trading to a fair value of RMB12 million and recognized the fair value loss of RMB2 million accordingly.

(d)	Bankruptcy liquidation of Longmen Aluminum

In September 2017, Shanxi Hejin People’s Court accepted the liquidation petition filed by the Group’s subsidiary, Shanxi Longmen Aluminum Co., Ltd. (“Longmen Aluminum”) (山西龍門鋁業有限公司). Upon the liquidation, administrators took control over Longmen Aluminum, the directors of the Company considered the Company lost control over Longmen Aluminum and therefore, ceased to consolidate Longmen Aluminum since then. The Group recognized a loss of RMB26 million for lost control over Longmen Aluminum.

(e)	Bankruptcy liquidation of Beijing Yike

In September 2017, Beijing Shijingshan People’s Court accepted the liquidation petition filed by the Group’s subsidiary, Beijing Yike. Upon the liquidation, administrators took control over Beijing Yike, and therefore, the directors of the Company considered the Group lost control over Beijing Yike and deconsolidated Beijing Yike since then. The Group recognized a gain of RMB38 million upon the deconsolidation of Beijing Yike.

(f)       Disposal of Zhengzhou Chalco Longyu Mining Co., Ltd.

In August 2018, Chalco Trading, a subsidiary of the Company, agreed to transfer a 51% equity interest in Zhengzhou Chalco Longyu Mining Co., Ltd.* (“Longyu Mining”) (“鄭州中鋁龍宇礦業有限公司”) to a third party. As of the date of disposal, the Group recognized a gain of disposal of subsidiary of RMB8 million.

(g)      Bankruptcy liquidation of Shanxi Huatai Carbon Co., Ltd.

In March 2018, Shanxi Jiexiu People’s Court accepted the liquidation petition filed by the Group’s subsidiary, Shanxi Huatai Carbon Co., Ltd.* (“山西華泰碳素有限責任公司”). Upon the liquidation, administrators took control over Shanxi Huatai Carbon Co., Ltd., and the directors of the Company considered that the Company lost control over Shanxi Huatai Carbon Co., Ltd. and therefore, ceased to consolidate Shanxi Huatai Carbon Co., Ltd. since then. The Group recognized a loss of RMB2 million for lost control over Shanxi Huatai Carbon Co., Ltd.

(h)      Bankruptcy liquidation of Hedong Carbon Co., Ltd.

In June 2018, Shanxi Hejin People’s Court accepted the liquidation petition filed by the Group’s subsidiary, Hedong Carbon Co., Ltd.* (“河東碳素”). Upon the liquidation, administrators took control over Hedong Carbon Co., Ltd., and the directors of the Company considered that the Company lost control over Hedong Carbon Co., Ltd. and therefore, ceased to consolidate Hedong Carbon Co., Ltd. since then. The Group recognized a loss of RMB2 million for lost control over Hedong Carbon Co., Ltd.

(i)       Disposal of 100% equity of China Aluminum Nanhai Alloy

In January 2019, the Company entered into a Capital Contribution Agreement with Chinalco and its subsidiary Chinalco Innovative, pursuant to which the Company shall make a capital contribution to Chinalco Innovative in form of its 100% equity interests in China Aluminum Nanhai Alloy Co., Ltd. (“China Aluminum Nanhai Alloy”). After the transaction, the Company holds 19.4852% in Chinalco Innovative. As of the date of deemed disposal, the Company re-measured the equity of China Aluminum Nanhai Alloy to a fair value of RMB350 million and recognized the fair value gain of RMB258 million accordingly.

(j)       Disposal of 40% equity interest of Inner Mongolia Fengrong and disposal of 60% equity interest of Ningxia Fenghao

On February 20, 2019, Chalco Energy Co., Ltd., a wholly-owned subsidiary of the Company, entered into equity transfer agreements with Chinalco Environment Protection Co., Ltd. on the partial disposal of 40% equity interests in Inner Mongolia Fengrong Co., Ltd. and 60% equity interests in Ningxia Fenghao Co., Ltd., respectively. A gain of RMB3,014 thousands from partial disposal of the two subsidiaries was recorded by the Group in the current period.

(k)       Deregistration of Shanghai Kailin

Chalco Trade, a subsidiary of the Company, held 100% equity interest of Shanghai Chalco Kailin Aluminum Co., Ltd. * (上海中鋁凱林鋁業有限公司) (“Shanghai Kailin”). In July 2019, Shanghai Kailin was deregistered, from which the Company recorded a gain of RMB160 thousands.

(l)     Disposal of Ruzhou Jinhua

Zhongzhou Aluminum, a subsidiary of the Company, held a 51% equity interest in Ruzhou Chinalco Jinhua Mining Co., Ltd. * (汝州中鋁金華礦業有限公司) (“ Ruzhou Jinhua “). In July 2019, Zhongzhou Aluminum disposed all of its equity interests of Ruzhou Jinhua, and a gain of RMB113 thousands from the disposal was included in other gains during the year ended December 31, 2019.

*     The English names represent the best effort made by management of the Group translating the Chinese names of the Companies as the companies do not have any official English names.